Amount of all fees and commissions paid or payable in the year (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fee And Commission Expense
Brokerage fee expense	[1]	R$ 2,743,339	R$ 2,685,005	R$ 3,639,239
Other fees and commissions		2,371,449	1,693,488	1,040,066
Total		R$ 5,114,788	R$ 4,378,493	R$ 4,679,306

[1]	Composed, mainly, by credit cards.